Disposition of Feng Hui (Tables)	12 Months Ended
Dec. 31, 2021
Desposition Of Feng Hui Abstract
Schedule of operations and comprehensive income (loss)
Fair value
Consideration in exchange for the disposal	$1,435,132
Less: Net liabilities (comprised of assets of $1,593,879 and liabilities of $57,601,524)	(56,007,645)
Gains from disposal	57,442,777
Other comprehensive loss	(2,691,969)
Net gain from discontinued operations	$54,750,808

Schedule of reconciliation of assets and liabilities held for sale consolidated balance sheet
November 22, 2019
Carrying amounts of major classes of assets held for sale:
Cash	$12,397
Loan receivable, net	1,557,568
Other assets	23,914
Total assets of disposal group classified as held for sale	$1,593,879
Carrying amounts of major classes of liabilities held for sale:
Loans	$36,221,099
Other current liabilities	20,611,079
Income tax payable	769,346
Liabilities directly associated with the assets classified as held for sale	$57,601,524

Schedule of reconciliation of income from operations classified as discontinued operations
December 31, 2019
Discontinued Operations
Total interest and fees income	$3,514
Total interest expenses	(6,314,400)
Provision for loan losses	(24,702,109)
Other operating expenses	3,108,205
Net gain from discontinued operations	54,750,808
Net income (loss) from discontinued operations	$26,846,018